Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 15, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Mar. 26, 2021	Oct. 31, 2020	Oct. 30, 2020	Oct. 31, 2019	Oct. 31, 2018	Feb. 09, 2018	Oct. 31, 2017	Apr. 07, 2017	Oct. 31, 2016	Oct. 31, 2015	Mar. 27, 2015	Oct. 31, 2014
American Funds College 2042 Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2042 Fund — Class 529-A (with sales charge)
Account Value	$ 10,434	$ 10,618	$ 10,415	$ 10,193	$ 10,048	$ 9,846	$ 9,498	$ 9,875	$ 9,653
American Funds College 2042 Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2042 Fund — Class 529-C (with sales charge)
Account Value	$ 10,660	10,960	10,750	10,530	10,390	10,180	9,830	10,230	10,000
American Funds College 2042 Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2042 Fund — Class 529-E
Account Value	$ 10,800	11,000	10,780	10,550	10,410	10,200	9,840	10,230	10,000
American Funds College 2042 Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2042 Fund — Class 529-T (with sales charge)
Account Value	$ 10,556	10,741	10,526	10,302	10,156	9,942	9,591	9,971	9,747
American Funds College 2042 Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2042 Fund — Class 529-F-1
Account Value	$ 10,820	11,020	10,800	10,570	10,420	10,200	9,840	10,230	10,000
American Funds College 2042 Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2042 Fund — Class 529-F-2
Account Value	$ 10,830	11,020	10,800	10,570	10,420	10,210	9,840	10,230	10,000
American Funds College 2042 Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2042 Fund — Class 529-F-3
Account Value	$ 10,830	11,030	10,810	10,570	10,430	10,210	9,840	10,230	10,000
American Funds College 2039 Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2039 Fund — Class 529-A (with sales charge)
Account Value	$ 11,762						10,722			$ 8,978	$ 9,157	$ 8,203	$ 8,930	$ 10,656	$ 10,019	$ 9,653
American Funds College 2039 Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2039 Fund — Class 529-C (with sales charge)
Account Value	$ 11,899						10,884			9,146	9,361	8,417	9,190	11,010	10,380	10,000
American Funds College 2039 Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2039 Fund — Class 529-E
Account Value	$ 12,115						11,060			9,267	9,452	8,484	9,237	11,040	10,380	10,000
American Funds College 2039 Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2039 Fund — Class 529-T (with sales charge)
Account Value	$ 11,995						10,920			9,137	9,298	8,321	9,035	10,770	10,117	9,747
American Funds College 2039 Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2039 Fund — Class 529-F-1
Account Value	$ 12,295						11,193			9,367	9,531	8,533	9,266	11,050	10,380	10,000
American Funds College 2039 Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2039 Fund — Class 529-F-2
Account Value	$ 12,327						11,222			9,382	9,547	8,547	9,281	11,060	10,380	10,000
American Funds College 2039 Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2039 Fund — Class 529-F-3
Account Value	$ 12,355						11,249			9,393	9,558	8,555	9,289	11,060	10,380	10,000
American Funds College 2036 Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2036 Fund — Class 529-A (with sales charge)
Account Value	$ 15,858									12,391		11,454		14,415			$ 11,248		$ 10,434	$ 9,373	$ 9,653
American Funds College 2036 Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2036 Fund — Class 529-C (with sales charge)
Account Value	$ 15,657									12,335		11,476		14,558			11,443		10,683	9,670	10,000
American Funds College 2036 Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2036 Fund — Class 529-E
Account Value	$ 16,209									12,709		11,769		14,834			11,606		10,786	9,700	10,000
American Funds College 2036 Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2036 Fund — Class 529-T (with sales charge)
Account Value	$ 16,281									12,700		11,699		14,680			11,431		10,579	9,474	9,747
American Funds College 2036 Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2036 Fund — Class 529-F-1
Account Value	$ 16,707									13,041		12,015		15,090			11,753		10,865	9,730	10,000
American Funds College 2036 Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2036 Fund — Class 529-F-2
Account Value	$ 14,242						13,021			11,110	11,322	10,231	11,059	12,844	12,163			$ 10,000
American Funds College 2036 Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2036 Fund — Class 529-F-3
Account Value	$ 14,290						13,061			11,136	11,335	10,255	11,073	12,856	12,165			10,000
American Funds College 2033 Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2033 Fund — Class 529-A (with sales charge)
Account Value	$ 18,181									14,797		14,035		16,955			13,858		12,805	11,541		$ 11,632		$ 9,845	$ 9,546	$ 9,653
American Funds College 2033 Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2033 Fund — Class 529-C (with sales charge)
Account Value	$ 18,123									14,749		13,989		16,901			13,813		12,793	11,616		11,803		10,068	9,850	10,000
American Funds College 2033 Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2033 Fund — Class 529-E
Account Value	$ 18,428									15,019		14,284		17,289			14,163		13,115	11,849		11,969		10,155	9,880	10,000
American Funds College 2033 Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2033 Fund — Class 529-T (with sales charge)
Account Value	$ 17,055									13,832		13,090		15,771			12,867		11,864	10,670		10,726	$ 9,752
American Funds College 2033 Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2033 Fund — Class 529-F-1
Account Value	$ 19,229									15,609		14,780		17,816			14,541		13,401	12,041		12,113		10,229	9,910	10,000
American Funds College 2033 Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2033 Fund — Class 529-F-2
Account Value	$ 13,267						12,195			10,759	11,100	10,176	10,931	12,262	11,706			10,000
American Funds College 2033 Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2033 Fund — Class 529-F-3
Account Value	$ 13,304						12,230			10,784	11,125	10,195	10,942	12,277	11,712			10,000
American Funds College 2030 Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2030 Fund — Class 529-A (with sales charge)
Account Value	$ 16,565									13,962		13,603		15,687			13,403		12,701	11,462		11,470		10,048	9,715		$ 9,650
American Funds College 2030 Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2030 Fund — Class 529-C (with sales charge)
Account Value	$ 16,502									13,909		13,551		15,627			13,352		12,653	11,509		11,604		10,248	9,992		10,000
American Funds College 2030 Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2030 Fund — Class 529-E
Account Value	$ 16,759									14,155		13,818		15,968			13,675		12,988	11,747		11,788		10,350	10,036		10,000
American Funds College 2030 Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2030 Fund — Class 529-T (with sales charge)
Account Value	$ 15,455									12,996		12,622		14,509			12,371		11,704	10,538		10,532	9,749
American Funds College 2030 Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2030 Fund — Class 529-F-1
Account Value	$ 17,525									14,742		14,324		16,485			14,059		13,296	11,963		11,948		10,445	10,087		10,000
American Funds College 2030 Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2030 Fund — Class 529-F-2
Account Value	$ 12,498						11,578			10,506	10,987	10,207	10,873	11,730	11,313			10,000
American Funds College 2030 Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2030 Fund — Class 529-F-3
Account Value	$ 12,535						11,612			10,532	11,006	10,219	10,895	11,745	11,321			10,000
American Funds College 2027 Fund Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2027 Fund — Class 529-A (with sales charge)
Account Value	$ 14,615									12,784		12,599		14,235			12,813		12,274	11,134		11,147		10,064	9,705		9,654
American Funds College 2027 Fund Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2027 Fund — Class 529-C (with sales charge)
Account Value	$ 14,573									12,748		12,563		14,195			12,777		12,239	11,182		11,282		10,259	9,974		10,000
American Funds College 2027 Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2027 Fund — Class 529-E
Account Value	$ 14,784									12,965		12,804		14,493			13,082		12,559	11,417		11,457		10,368	10,023		10,000
American Funds College 2027 Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2027 Fund — Class 529-T (with sales charge)
Account Value	$ 13,800									12,043		11,830		13,335			11,978		11,456	10,368		10,360	9,752
American Funds College 2027 Fund Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2027 Fund — Class 529-F-1
Account Value	$ 15,472									13,505		13,285		14,969			13,458		12,866	11,638		11,619		10,466	10,076		10,000
American Funds College 2027 Fund Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2027 Fund — Class 529-F-2
Account Value	$ 11,525						10,805			10,053	10,532	9,888	10,490	11,135	10,868			10,000
American Funds College 2027 Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College 2027 Fund — Class 529-F-3
Account Value	$ 11,560						10,838			10,079	10,550	9,900	10,503	11,141	10,874			10,000
American Funds College Enrollment Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College Enrollment Fund — Class 529-A (with sales charge)
Account Value	$ 11,271									10,252		10,087		11,055			11,062		10,501	9,955		10,067		10,037	9,867		9,746
American Funds College Enrollment Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College Enrollment Fund — Class 529-C (with sales charge)
Account Value	$ 11,134									10,127		9,964		10,920			10,927		10,374	9,905		10,093		10,144	10,048		10,000
American Funds College Enrollment Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College Enrollment Fund — Class 529-E
Account Value	$ 11,325									10,316		10,179		11,180			11,215		10,662	10,124		10,273		10,254	10,104		10,000
American Funds College Enrollment Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College Enrollment Fund — Class 529-T (with sales charge)
Account Value	$ 11,179									10,146		9,954		10,882			10,868		10,294	9,738		9,832	9,753
American Funds College Enrollment Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College Enrollment Fund — Class 529-F-1
Account Value	$ 11,815									10,730		10,530		11,521			11,512		10,903	10,304		10,408		10,339	10,147		10,000
American Funds College Enrollment Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College Enrollment Fund — Class 529-F-2
Account Value	$ 10,301						9,773			9,348	9,597	9,168	9,542	10,017	9,997			10,000
American Funds College Enrollment Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds College Enrollment Fund — Class 529-F-3
Account Value	$ 10,324						9,794			9,363	9,613	9,177	9,551	10,023	9,993			10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 11,240	11,343	11,105	10,842	10,712	10,341	9,852	10,272	10,000	10,985	10,835	9,974	10,554	11,680	10,531	10,000		10,000			10,000		10,000			10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,593						8,840			10,487	8,971	10,450	9,010	12,393	9,848		12,453	10,000	11,727	10,517		10,737	10,000	10,641	10,196		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,364	$ 10,628	$ 10,487	$ 10,339	$ 10,103	$ 10,008	9,841	$ 10,096	$ 10,000	8,610	9,172	8,580	9,212	10,175	10,069	$ 10,000		10,000			$ 10,000		10,000			$ 10,000
Bloomberg U.S. Aggregate 1-5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-5 Years Index
Account Value	$ 11,709						$ 9,754			$ 10,936	$ 9,572	$ 10,635	$ 9,471	$ 11,471	$ 9,997		$ 11,532	$ 10,000	$ 11,072	$ 10,404		$ 10,436	$ 10,000	$ 10,374	$ 10,151		$ 10,000